Brumadinho dam failure - Cash settlement obligation (Details) - 6 months ended Jun. 30, 2021 R$ in Millions, $ in Millions	USD ($)	BRL (R$)
Global Settlement for Brumadinho
Provisions.
Income transfer program	$ 880	R$ 4,400
Payment obligations
Provisions.
Present value of the semiannual fixed payments obligation	$ 1,500	R$ 7,505
Period for payments of semiannual fixed payments obligation	5 years